Note 4 - New Accounting Standards Issued	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of initial application of standards or interpretations [text block]
4.	New Accounting Standards Issued

Certain new accounting standards and interpretations have been published that are either applicable in the current year or not mandatory for the current period. The Company adopted amendments to IAS 1 – Non-current liabilities with covenants and determined a reclassification of the convertible notes from long-term to current liabilities during the current period. The amendments clarify certain requirements for determining whether a liability should be classified as current or non-current and require new disclosures for non-current liabilities that are subject to covenants within 12 months after the reporting period. This resulted in a change in the accounting policy for classification of liabilities that can be settled in the Company’s own shares (e.g. convertible notes issued by the Company). Previously, the Company excluded all counterparty conversion options when classifying the related liabilities as current or non-current. Under the revised policy, when a liability includes a counterparty conversion option that may be settled by a transfer of a Company’s own shares, the Company takes into account the conversion option in classifying the host liability as current or non-current except when it is classified as a equity component of a compound instrument. The Company’s other liabilities were not impacted by the amendments.

The Company has presented convertible notes payable as current liabilities in these consolidated financial statements in accordance with the amendments. Since the amendments are applicable retrospectively for annual reporting periods beginning on or after January 1, 2024, the Company has restated the comparative figures. The amendments to IAS 1 did not have any impact on the consolidated statement of financial position as at January 1, 2023. The following table outlines the impact of the restatements as at December 31, 2023:

	December 31, 2023
	As reported	Restatement	Restated
Current liabilities	$15,986	$40,144	$56,130
Non-current liabilities	49,408	(40,144)	9,264

IFRS 18 Presentation and Disclosure in Financial Statements was issued by the IASB in April 2024, with mandatory application of the standard in annual reporting periods beginning on or after January 1, 2027. The Company is currently assessing the impact of IFRS 18 on its consolidated financial statements. No standards have been early adopted in the current period.